CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended		70 Months Ended
	May 31, 2014	May 31, 2013	Aug. 31, 2013	Aug. 31, 2012	May 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ (3,098,647)	$ 4,295,119	$ 3,802,377	$ (2,802,526)	$ (3,729,756)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Stock-based compensation and fee payments	340,432	2,006,837	2,234,104	2,035,808	4,610,344
Amortization of convertible note discount	207,590	0		0	207,590
Unrealized foreign exchange losses	(45,710)	(38,939)	(40,529)	(2,959)	(89,198)
Gain on forgiveness of accounts payable	0	(28,008)	(27,987)	0	(33,987)
Gain on acquisition of Nahanni assets	0	(11,766,887)	(11,766,787)	0	(11,766,787)
Accretion of asset retirement obligations	517,139	427,121	572,508	0	1,089,648
Oil and gas property impairment	0	0	0	44,335	879,994
Deferred income tax provision	0	3,164,790	2,779,849	0	2,779,849
Changes in working capital items-
Accounts receivable	(531,393)	(646,445)	(611,488)	(300,970)	(1,443,851)
Prepaids and other	(35,323)	181,099	161,817	(197,500)	(96,317)
Accounts payable and accrued liabilities	556,227	104,160	38,730	305,039	1,174,536
Net cash used in operating activities	(2,089,685)	(2,301,153)	(2,857,406)	(918,773)	(6,417,935)
CASH FLOWS FROM INVESTING ACTIVITIES
Expenditures on oil and gas properties, net	(426,750)	(917,631)	(917,631)	(15,051)	(2,083,932)
Acquisition of oil and gas interests	0	(132,600)	(132,600)	(289,295)	(421,895)
Net cash used in investing activities	(426,750)	(1,050,231)	(1,050,231)	(304,346)	(2,505,827)
CASH FLOWS FROM FINANCING ACTIVITIES
Common stock sold for cash, net of fees	0	2,177,812	2,177,812	2,944,949	6,779,612
Common stock redeemend for cash	0	0	0	0	(100)
Proceeds from notes payable	2,255,000	0	0	0	2,809,500
Repayments of notes payable	0	0	0	(2,500)	(484,500)
Loans from related parties	0	0	0	0	34,337
Net cash provided by financing activities	2,255,000	2,177,812	2,177,812	2,942,449	9,138,849
INCREASE (DECREASE) IN CASH	(261,435)	(1,173,572)	(1,729,825)	1,719,330	215,087
CASH, BEGINNING OF PERIOD	476,522	2,206,347	2,206,347	487,017
CASH, END OF PERIOD	215,087	1,032,775	476,522	2,206,347	215,087
SUPPLEMENTAL DISCLOSURE
Cash paid for interest	0	0	0	0	0
Cash paid for income taxes	0	0	0	0	0
Forgiveness of debt	0	0	0	0	9,337
NON-CASH INVESTING ACTIVITIES:
Accrued expenditures on oil and gas properties	508,314	0	346,406	33,135	508,314
Asset retirment obligation incrurred	0	0	0	0	80,000
Asset retirement obligation acquired in Devon acquisition	0	0	0	7,057,716	7,057,716
Asset retirement obligation acquired in Nahanni acquisition	0	9,436,526	9,436,526	0	9,436,526
NON-CASH FINANCING ACTIVITIES
Common stock issued as repayment of note payable	0	0	0	70,000	95,000
Common stock issued for services	157,500	107,500	145,000	1,788,831	2,091,331
Common stock issued for Devon assets	0	0	0	15,950,000	15,950,000
Exchangeable shares granted for Nahanni assets	$ 0	$ 4,190,643	$ 4,190,643	$ 0	$ 4,190,643